14. Financial assets and liabilities (Details 5) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Non-current borrowings from CAMMESA	$ 1,004,304	$ 1,558,485
Current borrowings from CAMMESA	1,812,910	2,588,283
CAMMESA loans
Disclosure of financial liabilities [line items]
Non-current borrowings from CAMMESA	1,004,304	1,558,485
Current borrowings from CAMMESA	742,575	1,403,269
CAMMESA prepayments
Disclosure of financial liabilities [line items]
Current borrowings from CAMMESA	$ 1,070,335	$ 1,185,014